Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Principal Changes in Scope of Consolidation (Details)
€ / shares in Units, € in Millions, $ in Millions
							2 Months Ended	5 Months Ended	6 Months Ended			12 Months Ended
		Jun. 17, 2022 EUR (€)	May 10, 2022 EUR (€) € / shares	May 03, 2022	Mar. 17, 2022 EUR (€)	Oct. 01, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)		Dec. 31, 2021 EUR (€)	Feb. 08, 2022 EUR (€)	Feb. 08, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Net cash outflow on acquisition	[1]								€ (977.0)	€ (1,520.0)	[2]	€ (5,594.0) [2]
Net sales									19,790.0	17,335.0	[3]	37,761.0
Exceptional supplementary dividends recognised as distributions to owners Of Parent	[4]								793.0
Investments accounted for using the equity method							€ 710.0	€ 710.0	710.0			250.0
Other gains and losses and litigation									(142.0)	0.0	[3]	(5.0)
Tax expense (income)									(495.0)	(678.0)	[3]	(1,558.0)
Disposals of consolidated undertakings and investments accounted for using the equity method	[5]								€ 101.0	€ 0.0		42.0
Provision for environmental remediation obligations
Disclosure of detailed information about business combination [line items]
Other provisions			€ 16.7
Regulatory compliance costs
Disclosure of detailed information about business combination [line items]
Other provisions			€ 15.0
Euroapi
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate							30.10%		30.10%
Ownership interest in subsidiary, minimum holding period			2 years
Investments accounted for using the equity method							€ 413.0	413.0	€ 413.0
Attributable to equity holders of Sanofi
Disclosure of detailed information about business combination [line items]
Exceptional supplementary dividends recognised as distributions to owners Of Parent	[4]								€ 793.0
Euroapi
Disclosure of detailed information about business combination [line items]
Exceptional supplementary dividend, in percentage					58.00%
Exceptional supplementary dividend, in percentage				58.00%					58.00%
Special distribution, percentage of share capital distributed			57.88%
Net sales												€ 486.0
Decrease through loss of control of subsidiary, net assets			€ 1,227.0
Decrease through loss of control of subsidiary, intangible assets and goodwill			€ 164.0
Weighted average price per share | € / shares			€ 14.58
Net foreign exchange loss			€ 35.0
Other gains and losses and litigation			10.0
Tax expense (income)			102.0
Disposals of consolidated undertakings and investments accounted for using the equity method			€ 101.0
Special distribution, conversion ratio for every shares held			0.0434782608695652
Euroapi | Manufacture and supply collaboration agreement
Disclosure of detailed information about business combination [line items]
Collaboration agreement, period after loss of control						5 years
Collaboration agreement, annual net sales target						€ 300.0
Collaboration agreement, cumulative net sales							€ 1,200.0	1,200.0	€ 1,200.0
Euroapi | EPIC BPIFrance
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests divested		12.00%			12.00%
Consideration transferred, maximum amount		€ 150.0			€ 150.0
Consideration transferred, valuation period					30 days
Amunix Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Cash transferred													€ 970.0
Commitments related to potential milestone payments | $														$ 225
Contingent consideration recognised as of acquisition date													€ 156.0
Negative contribution to consolidated net income								(66.0)
Net cash outflow on acquisition								€ 852.0

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For the six months ended June 30, 2022, it includes the net cash outflow arising from the acquisition of Amunix (see Note B.1.). For the six months ended June 30, 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis and Tidal; and for the year ended December 31, 2021, it also includes the net cash outflows on the acquisitions of Translate Bio, Kadmon and Origimm.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[4]	This amount includes the valuation of the shares distributed as a dividend in kind, at a price of €14.58 per share, as of May 10, 2022 (see Note B.1.).
[5]	ee Note B.1.